Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 980.0	$ 113.0
Items Not Affecting Cash [Abstract]
Income tax expense (Note 23)	258.0	319.0
Depreciation and amortization (Note 12)	497.0	571.0
Income from investment in Juanicipio (Note 13)	(77.0)	0.0
Losses (gains) from sale of subsidiaries (Note 12)	29.0	(137.0)
Net realizable value inventory (recovery) charge (Note 10, 21)	(20.0)	21.0
Accretion on reclamation obligations (Notes 16, 22)	26.0	31.0
Change in mine reclamation obligations (Note 16)	49.0	54.0
Investment (income) loss	(89.0)	14.0
Interest expense (Note 22)	55.0	48.0
Other operating activities (Note 25)	(4.0)	5.0
Income taxes paid	(318.0)	(164.0)
Interest received	29.0	14.0
Interest paid	(38.0)	(37.0)
Reclamation paid (Note 16)	(15.0)	(25.0)
Net change in non-cash working capital items (Note 25)	(29.0)	(103.0)
Cash flows from (used in) operating activities	1,333.0	724.0
Investing activities
Payments for mineral properties, plant and equipment	(314.0)	(323.0)
Cash used for MAG Silver Corp. Acquisition (Note 8)	(512.0)	0.0
Cash acquired in MAG Silver Corp. Acquisition (Note 8)	102.0	0.0
Dividends received from Juanicipio (Note 13)	44.0	0.0
Cash disposed in sale of subsidiaries (Note 12)	(31.0)	(16.0)
Cash proceeds from sale of subsidiaries (Note 12)	41.0	307.0
(Purchase of) proceeds from investments	(31.0)	2.0
Cash used for investments in and loan to Galleon Gold (Note 9, 14)	(22.0)	0.0
Net proceeds (payments) from derivatives	12.0	(6.0)
Proceeds from dispositions of mineral property, plant and equipment	5.0	3.0
Cash flows from (used in) investing activities	(706.0)	(33.0)
Financing activities
Proceeds from common shares issued	3.0	1.0
Distributions to non-controlling interests	(1.0)	0.0
Dividends paid	(175.0)	(145.0)
Shares repurchased under Normal Course Issuer Bid (Note 20)	(46.0)	(24.0)
Repayment of debt (Note 18)	(7.0)	(7.0)
Payment of equipment leases	(52.0)	(50.0)
Cash flows from (used in) financing activities	(278.0)	(225.0)
Effects of exchange rate changes on cash and cash equivalents	3.0	(3.0)
Increase in cash and cash equivalents	352.0	463.0
Cash and cash equivalents at the beginning of the year	863.0	400.0
Cash and cash equivalents at the end of the year	$ 1,215.0	$ 863.0